Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class A
Trading Symbol	CCCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$103	1.88%
[1]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended  March 31, 2025, the Fund (i) outperformed its secondary benchmark index, the Alerian MLP Total Return Index; (ii) underperformed its primary benchmark index, the Alerian Midstream Energy Total Return Index USD, and outperformed its broad-based benchmark index, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main contributors to relative returns included the Fund’s positioning among Canadian midstream operators. Not owning several of these underperforming companies in the region contributed to relative outperformance.
Conversely, relative underperformance was primarily driven by overweight positions to select crude oil-focused midstream operators that underperformed during the period. A non-index position in a developer of floating liquified natural gas (LNG) terminals also lagged during the period.
POSITIONING
Despite recent volatility, midstream, or energy infrastructure, achieved its 10th consecutive quarter of positive total return. In our view, the asset class continues to exhibit a relatively lower beta compared to the broader market (as measured by the S&P 500 TR Index). Our core investment thesis for energy infrastructure remains strong, supported by what we believe are long-term tailwinds, notably:
•	Expected near-term growth in natural gas demand from LNG and the domestic power sector
•	Cash flow growth driven by volume growth and contractual benefits (inflation escalators)
•	Strong balance sheets and self-funding corporate finance models
•	What we believe to be attractive income and anticipated growth of that income
We believe our portfolio is positioned accordingly across the energy infrastructure value chain to benefit from these positive demand drivers.

Top Contributors
↑	Pembina Pipeline Corporation
↑	Enbridge, Inc.
↑	TC Energy Corporation

Top Detractors
↓	Kinder Morgan, Inc.
↓	Western Midstream Partners, LP
↓	EnLink Midstream LLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	35.10	34.71	4.07
Class A (with sales charge)	28.72	33.42	3.56
S&P 500 TR Index	8.25	18.59	12.50
Alerian MLP Total Return Index	22.99	40.21	5.47
Alerian Midstream Energy Total Return Index USD	39.53	33.60	N/A**
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.

Net Assets	$ 1,166,215,515
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 5,685,413
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,166,215,515
Number of Portfolio Holdings	17
Portfolio Turnover	32%
Total Advisory Fees Paid	$5,685,413

Holdings [Text Block]

Top Holdings	(%)[1]
Energy Transfer LP	14.9%
MPLX LP	12.7%
Enterprise Products Partners LP	11.5%
ONEOK, Inc.	8.5%
Targa Resources Corp.	8.1%
Plains All American Pipeline LP	7.9%
The Williams Companies, Inc.	7.5%
Cheniere Energy, Inc.	7.1%
TC Energy Corp.	4.9%
Enbridge, Inc.	4.0%
[3]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class C
Trading Symbol	CCCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$144	2.63%
[4]
Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended  March 31, 2025, the Fund (i) outperformed its secondary benchmark index, the Alerian MLP Total Return Index; (ii) underperformed its primary benchmark index, the Alerian Midstream Energy Total Return Index USD, and outperformed its broad-based benchmark index, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main contributors to relative returns included the Fund’s positioning among Canadian midstream operators. Not owning several of these underperforming companies in the region contributed to relative outperformance.
Conversely, relative underperformance was primarily driven by overweight positions to select crude oil-focused midstream operators that underperformed during the period. A non-index position in a developer of floating liquified natural gas (LNG) terminals also lagged during the period.
POSITIONING
Despite recent volatility, midstream, or energy infrastructure, achieved its 10th consecutive quarter of positive total return. In our view, the asset class continues to exhibit a relatively lower beta compared to the broader market (as measured by the S&P 500 TR Index). Our core investment thesis for energy infrastructure remains strong, supported by what we believe are long-term tailwinds, notably:
•	Expected near-term growth in natural gas demand from LNG and the domestic power sector
•	Cash flow growth driven by volume growth and contractual benefits (inflation escalators)
•	Strong balance sheets and self-funding corporate finance models
•	What we believe to be attractive income and anticipated growth of that income
We believe our portfolio is positioned accordingly across the energy infrastructure value chain to benefit from these positive demand drivers.

Top Contributors
↑	Pembina Pipeline Corporation
↑	Enbridge, Inc.
↑	TC Energy Corporation

Top Detractors
↓	Kinder Morgan, Inc.
↓	Western Midstream Partners, LP
↓	EnLink Midstream LLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	33.81	33.72	3.27
Class C (with sales charge)	32.81	33.72	3.27
S&P 500 TR Index	8.25	18.59	12.50
Alerian MLP Total Return Index	22.99	40.21	5.47
Alerian Midstream Energy Total Return Index USD	39.53	33.60	N/A**
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.

Net Assets	$ 1,166,215,515
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 5,685,413
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,166,215,515
Number of Portfolio Holdings	17
Portfolio Turnover	32%
Total Advisory Fees Paid	$5,685,413

Holdings [Text Block]

Top Holdings	(%)[1]
Energy Transfer LP	14.9%
MPLX LP	12.7%
Enterprise Products Partners LP	11.5%
ONEOK, Inc.	8.5%
Targa Resources Corp.	8.1%
Plains All American Pipeline LP	7.9%
The Williams Companies, Inc.	7.5%
Cheniere Energy, Inc.	7.1%
TC Energy Corp.	4.9%
Enbridge, Inc.	4.0%
[6]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class I
Trading Symbol	CCCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$89	1.62%
[7]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended  March 31, 2025, the Fund (i) outperformed its secondary benchmark index, the Alerian MLP Total Return Index; (ii) underperformed its primary benchmark index, the Alerian Midstream Energy Total Return Index USD, and outperformed its broad-based benchmark index, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main contributors to relative returns included the Fund’s positioning among Canadian midstream operators. Not owning several of these underperforming companies in the region contributed to relative outperformance.
Conversely, relative underperformance was primarily driven by overweight positions to select crude oil-focused midstream operators that underperformed during the period. A non-index position in a developer of floating liquified natural gas (LNG) terminals also lagged during the period.
POSITIONING
Despite recent volatility, midstream, or energy infrastructure, achieved its 10th consecutive quarter of positive total return. In our view, the asset class continues to exhibit a relatively lower beta compared to the broader market (as measured by the S&P 500 TR Index). Our core investment thesis for energy infrastructure remains strong, supported by what we believe are long-term tailwinds, notably:
•	Expected near-term growth in natural gas demand from LNG and the domestic power sector
•	Cash flow growth driven by volume growth and contractual benefits (inflation escalators)
•	Strong balance sheets and self-funding corporate finance models
•	What we believe to be attractive income and anticipated growth of that income
We believe our portfolio is positioned accordingly across the energy infrastructure value chain to benefit from these positive demand drivers.

Top Contributors
↑	Pembina Pipeline Corporation
↑	Enbridge, Inc.
↑	TC Energy Corporation

Top Detractors
↓	Kinder Morgan, Inc.
↓	Western Midstream Partners, LP
↓	EnLink Midstream LLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	35.31	34.98	4.32
S&P 500 TR Index	8.25	18.59	12.50
Alerian MLP Total Return Index	22.99	40.21	5.47
Alerian Midstream Energy Total Return Index USD	39.53	33.60	N/A**
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.

Net Assets	$ 1,166,215,515
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 5,685,413
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,166,215,515
Number of Portfolio Holdings	17
Portfolio Turnover	32%
Total Advisory Fees Paid	$5,685,413

Holdings [Text Block]

Top Holdings	(%)[1]
Energy Transfer LP	14.9%
MPLX LP	12.7%
Enterprise Products Partners LP	11.5%
ONEOK, Inc.	8.5%
Targa Resources Corp.	8.1%
Plains All American Pipeline LP	7.9%
The Williams Companies, Inc.	7.5%
Cheniere Energy, Inc.	7.1%
TC Energy Corp.	4.9%
Enbridge, Inc.	4.0%
[9]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds

[1]
*	Annualized

[2]
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.

[3]
1	Represents percent of total investments.

[4]
*	Annualized

[5]
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.

[6]
1	Represents percent of total investments.

[7]
*	Annualized

[8]
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.

[9]
1	Represents percent of total investments.